INITIAL PUBLIC OFFERING	5 Months Ended
Sep. 30, 2021
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On October 19, 2021, the Company sold 31,625,000 Units at a purchase price of $10.00 per Unit, generating gross proceeds of $316,250,000. Each Unit will consist of one share of the Company’s Class A ordinary shares, $0.0001 par value, and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one share of Class A ordinary shares at an exercise price of $11.50 per whole share (see Note 8).